ACQUISITIONS AND DISPOSALS - Disposal Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Nov. 18, 2020
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Current accrued royalties	$ 9,456	$ 10,698
Noncurrent accrued royalties	31,575	33,218
Product warranties	4,510	5,804
Automotive Business | Discontinued Operations, Disposed of by Sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash consideration received in business disposal			$ 165,000
Cash consideration held in escrow			$ 10,000
Accrued Royalties	11,165	12,689
Current accrued royalties	1,082	1,146
Noncurrent accrued royalties	10,083	11,543
Product warranties	$ 1,528	$ 1,528